Note 11 - Convertible Note and Embedded Conversion Feature Liability (Details) - Embedded Derivatives Classified As Embedded Conversion Feature Liability (USD $)
In Thousands, unless otherwise specified
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Embedded Derivatives Classified As Embedded Conversion Feature Liability [Abstract]
Balance			$ 3,934
Original valuation - July 2, 2012					8,865
Change in value of embedded conversion feature liability, gain	2,435	(2,785)	(621)	(2,785)	(4,931)
Balance					$ 3,934